FINANCE LEASE AND HIRE PURCHASE RECEIVABLES - Schedule of Lease Receivable Net Investment (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Net investment in finance lease receivable [Abstract]
Net investment	£ 766	£ 982
Net investment in hire purchase receivable [Abstract]
Net investment	16,029	15,861
Not later than 1 year
Net investment in finance lease receivable [Abstract]
Net investment	177	277
Net investment in hire purchase receivable [Abstract]
Net investment	5,646	4,032
Later than 1 year and not later than 2 years
Net investment in finance lease receivable [Abstract]
Net investment	192	110
Net investment in hire purchase receivable [Abstract]
Net investment	3,468	4,172
Later than 2 years and not later than 3 years
Net investment in finance lease receivable [Abstract]
Net investment	96	200
Net investment in hire purchase receivable [Abstract]
Net investment	3,456	3,781
Later than 3 years and not later than 4 years
Net investment in finance lease receivable [Abstract]
Net investment	38	96
Net investment in hire purchase receivable [Abstract]
Net investment	2,856	2,754
Later than 4 years and not later than 5 years
Net investment in finance lease receivable [Abstract]
Net investment	27	38
Net investment in hire purchase receivable [Abstract]
Net investment	358	767
Later than 5 years
Net investment in finance lease receivable [Abstract]
Net investment	236	261
Net investment in hire purchase receivable [Abstract]
Net investment	£ 245	£ 355